Note 17 - Collaboration, Licensing and Research Funding Agreements (Details Textual) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	May 09, 2024	Apr. 02, 2024	Jan. 12, 2024	Oct. 31, 2014	Jun. 30, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2022	Aug. 17, 2022	Sep. 30, 2020	Mar. 18, 2020
Stock Issued During Period, Value, New Issues							$ 10,794
Term Sheet With Lee [Member]
Proceeds for Payments to Develop Product								$ 1,000
Financing of Product, Percent of Financing That Must be Repaid to Discontinue Revenue Sharing													125.00%
Financing of Product, Percent of Revenue Shared With Financer													50.00%
Term Sheet With Lee [Member] | Other Liabilities [Member]
Contractual Obligation, Total						$ 3,800	$ 3,800			$ 3,800
A&R License Agreement With Lee [Member]
Proceeds for Payments to Develop Product					$ 1,000
Maximum Amount May be Received for Potential Milestone Payments											$ 78,900
License Agreement with Lee’s Pharmaceutical (HK) Ltd. [Member]
Maximum Amount May be Received for Potential Milestone Payments			$ 3,100
Maximum Amount May be Received for Sales Milestone Payments			$ 135,250
Royalties to be Received, Period After First Commercial Sale (Year)			10 years
Royalty Rate Reduction Percentage			50.00%
Johnson and Johnson - License Agreement [Member]
Potential License Fee Payable									$ 2,500
Payment of License Cost Subject to Regulatory Approval									$ 1,000
Percent of Cash Upfront and Milestone Fees Payable to Esteve									10.00%
Maximum Aggregate Cash Upfront and Milestone Fees Payable to Esteve									$ 20,000
Asset Purchase Agreement With Varian Biopharmaceuticals, Inc. [Member]
Asset Purchase Agreement, Contingent Consideration		$ 2,300
Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		5,500
Stock Issued During Period, Value, New Issues		$ 7,000				$ 0
Battelle Applies [Member]
Maximum Royalty Paid on Completion of Activities Under the Agreement				$ 25,000				$ 35,000
Momentum Research Inc. [Member]
Payments For Performance of Collaborative Agreement	$ 1,200
Accounts Payable, Interest-Bearing, Interest Rate	18.00%
Momentum Research Inc. [Member] | Istaroxine Revenue [Member]
Percentage of Revenue, Pay to Counter Party	2.00%
Lee’s Pharmaceutical Holdings Limited [Member] | AEROSURF Funding Term Sheet [Member]
Nonrefundable Payments, Maximum Financing to Be Received Under Special Circumstances												$ 2,800